Related party transactions and Directors' remuneration - Bank's financial statement (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017 [1]
Disclosure of transactions between related parties [line items]
Assets	£ 877,700	£ 1,129,343
Liabilities	£ 829,989	£ 1,063,609

[1]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1 on pages 00 to 00, Note 42 on pages 00 to 00 and the Credit risk disclosures on pages 00 to 00.